SEGMENT REPORTING - SCHEDULE OF RECONCILES SEGMENT NET OPERATING INCOME TO PROFIT BEFORE TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [abstract]
Net operating income	$ 36,606,814	$ 34,184,829	$ 26,483,130
Unallocated revenue	281,024	108,564	92,998
General and administrative	(15,626,057)	(8,508,862)	(4,609,195)
Listing expense	(44,469,613)	0	0
Investment property valuation gain	32,347,462	20,151,026	3,525,692
Interest income from affiliates	302,808	664,219	561,372
Financing costs	(22,642,028)	(31,111,064)	(11,766,726)
Net foreign currency (loss) gain	(104,129)	284,706	299,762
Gain (loss) on sale of investment properties	0	1,165,170	(398,247)
Gain on disposition of asset held for sale	0	1,022,853	0
Other income	12,616,888	307,822	100,127
Other expenses	(9,177,160)	(6,132,636)	(611,173)
Profit (loss) before taxes	$ (9,863,991)	$ 12,136,627	$ 13,677,740